Master Trust	12 Months Ended
Dec. 31, 2025
EBP 004 & 003
EBP, Master Trust [Line Items]
Master Trust

3. Master Trust

The Plans offer a variety of investment options which are held in safekeeping in a Master Trust under a trust arrangement by the Trustee. Each participating Plan has a divided interest in the Master Trust based on individual participant investment elections.

The following table sets forth the net assets of the Master Trust and the Plans’ interest in the net assets of the Master Trust as of December 31, 2025:

	Hourly Plan	Salaried Plan	Master Trust
Master Trust Net Assets
Investments at fair value
Alcoa Corporation Stock Fund	$4,908,261	$9,175,589	$14,083,850
Shares of Registered Investment Companies	164,861,080	295,444,603	460,305,683
Commingled trusts	61,237,452	89,121,472	150,358,924
Self-directed brokerage accounts	6,503,446	18,073,166	24,576,612
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	237,510,239	411,814,830	649,325,069
Investment contracts at contract value	23,141,275	28,919,479	52,060,754
Total value of interest in Savings Plans Master Trust for Alcoa USA Corporation	$260,651,514	$440,734,309	$701,385,823

The following table sets forth the net assets of the Master Trust and the Plans’ interest in the net assets of the Master Trust as of December 31, 2024:

	Hourly Plan	Salaried Plan	Master Trust
Master Trust Net Assets
Investments at fair value
Alcoa Corporation Stock Fund	$4,435,218	$6,957,414	$11,392,632
Shares of Registered Investment Companies	130,413,866	275,950,902	406,364,768
Commingled trusts	72,465,064	91,953,941	164,419,005
Self-directed brokerage accounts	6,813,070	15,823,007	22,636,077
Total investments at fair value in Savings Plans Master Trust for Alcoa USA Corporation	214,127,218	390,685,264	604,812,482
Investment contracts at contract value	26,650,341	31,782,908	58,433,249
Total value of interest in Savings Plans Master Trust for Alcoa USA Corporation	$240,777,559	$422,468,172	$663,245,731

For the year ended December 31, 2025, the Master Trust investments (including gains and losses on investments bought and sold, as well as held during the year) increased in value as follows:

Net investment income from Master Trust investments
Net investment income
Alcoa Corporation Stock Fund (includes $13,991 gain from common collective trusts)	$5,102,631
Shares of Registered Investment Companies	63,747,130
Self-directed brokerage accounts	4,136,642
Commingled trusts	21,547,596
94,533,999
Interest	1,765,308
Registered Investment Companies dividends	8,846,047
Alcoa Corporation stock dividends	132,787
Self-directed brokerage accounts dividends	317,069
Net investment income from Savings Plans Master Trust for Alcoa USA Corporation investments	$105,595,210